INTANGIBLE ASSETS (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Noncompete Agreements [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		48 months		48 months
Customer Relationships [Member] | Artisan Specialty Foods [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		60 months		60 months
Customer Relationships [Member] | Haley Consulting Group [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		36 months		36 months
Customer Relationships [Member] | Organic Food Brokers [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		60 months
Customer Relationships [Member] | The Fresh Diet [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		60 months		60 months
Organic Food Brokers [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 100,000
The Fresh Diet [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 3,000,000
Stock Repurchased During Period, Shares		3,110,063
Amortization of Intangible Assets		$ 210,789	$ 45,970	$ 446,014	$ 183,880
Payments to Acquire Businesses, Gross		$ 3,000,000		$ 100,000
Stock Repurchased During Period, Shares		3,110,063	85,950	85,950	400,000
Stock Repurchased During Period, Value		$ 4,354,088	$ 60,000	$ 60,000	$ 100,000
Goodwill, Other Changes		$ 1,354,088
Goodwill, Impairment Loss				$ 0	$ 0